Document and Entity Information	Apr. 10, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 10, 2017
Registrant Name	MFS SERIES TRUST IX
Central Index Key	0000063075
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Aug. 26, 2016
MFS® Corporate Bond Fund | A | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MFBFX
MFS® Corporate Bond Fund | R4 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MFBJX
MFS® Corporate Bond Fund | B | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MFBBX
MFS® Corporate Bond Fund | C | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MFBCX
MFS® Corporate Bond Fund | I | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MBDIX
MFS® Corporate Bond Fund | R1 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MFBGX
MFS® Corporate Bond Fund | R2 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MBRRX
MFS® Corporate Bond Fund | R3 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MFBHX
MFS® Corporate Bond Fund | R6 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MFBKX
MFS® Limited Maturity Fund | I | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MQLIX
MFS® Limited Maturity Fund | A | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MQLFX
MFS® Limited Maturity Fund | R4 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MQLJX
MFS® Limited Maturity Fund | 529A | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	EALMX
MFS® Limited Maturity Fund | 529B | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	EBLMX
MFS® Limited Maturity Fund | 529C | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	ELDCX
MFS® Limited Maturity Fund | B | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MQLBX
MFS® Limited Maturity Fund | C | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MQLCX
MFS® Limited Maturity Fund | R1 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MQLGX
MFS® Limited Maturity Fund | R2 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MLMRX
MFS® Limited Maturity Fund | R3 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MQLHX
MFS® Limited Maturity Fund | R6 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MQLKX
MFS® Total Return Bond Fund | A | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MRBFX
MFS® Total Return Bond Fund | R4 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MRBJX
MFS® Total Return Bond Fund | 529A | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	EARBX
MFS® Total Return Bond Fund | 529B | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	EBRBX
MFS® Total Return Bond Fund | 529C | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	ECRBX
MFS® Total Return Bond Fund | B | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MRBBX
MFS® Total Return Bond Fund | C | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MRBCX
MFS® Total Return Bond Fund | I | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MRBIX
MFS® Total Return Bond Fund | R1 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MRBGX
MFS® Total Return Bond Fund | R2 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MRRRX
MFS® Total Return Bond Fund | R3 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MRBHX
MFS® Total Return Bond Fund | R6 | MFS® SERIES TRUST IX
Prospectus:
Trading Symbol	MRBKX
MFS® Lifetime Income Fund | A | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLLAX
MFS® Lifetime Income Fund | B | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLLBX
MFS® Lifetime Income Fund | C | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLLCX
MFS® Lifetime Income Fund | I | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLLIX
MFS® Lifetime Income Fund | R1 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLLEX
MFS® Lifetime Income Fund | R2 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLLGX
MFS® Lifetime Income Fund | R3 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLLHX
MFS® Lifetime Income Fund | R4 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLLJX
MFS® Lifetime Income Fund | 529A | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLLQX
MFS® Lifetime Income Fund | 529B | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLLRX
MFS® Lifetime Income Fund | 529C | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLLSX
MFS® Lifetime Income Fund | R6 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLLKX
MFS® Lifetime 2020 Fund | A | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFLAX
MFS® Lifetime 2020 Fund | B | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFLBX
MFS® Lifetime 2020 Fund | C | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFLCX
MFS® Lifetime 2020 Fund | I | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFLIX
MFS® Lifetime 2020 Fund | R1 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFLEX
MFS® Lifetime 2020 Fund | R2 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFLGX
MFS® Lifetime 2020 Fund | R3 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFLHX
MFS® Lifetime 2020 Fund | R4 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFLJX
MFS® Lifetime 2020 Fund | R6 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFLKX
MFS® Lifetime 2025 Fund | B | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTTBX
MFS® Lifetime 2025 Fund | C | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTTCX
MFS® Lifetime 2025 Fund | I | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTTIX
MFS® Lifetime 2025 Fund | R1 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTTRX
MFS® Lifetime 2025 Fund | R2 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTTSX
MFS® Lifetime 2025 Fund | R3 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTTTX
MFS® Lifetime 2025 Fund | R4 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTTUX
MFS® Lifetime 2025 Fund | A | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTTAX
MFS® Lifetime 2025 Fund | R6 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTTKX
MFS® Lifetime 2030 Fund | A | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLTAX
MFS® Lifetime 2030 Fund | B | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLTBX
MFS® Lifetime 2030 Fund | C | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLTCX
MFS® Lifetime 2030 Fund | I | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLTIX
MFS® Lifetime 2030 Fund | R1 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLTEX
MFS® Lifetime 2030 Fund | R2 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLTGX
MFS® Lifetime 2030 Fund | R3 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLTHX
MFS® Lifetime 2030 Fund | R4 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLTJX
MFS® Lifetime 2030 Fund | R6 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLTKX
MFS® Lifetime 2035 Fund | A | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFEAX
MFS® Lifetime 2035 Fund | B | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFEBX
MFS® Lifetime 2035 Fund | C | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFECX
MFS® Lifetime 2035 Fund | I | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFEDX
MFS® Lifetime 2035 Fund | R1 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFERX
MFS® Lifetime 2035 Fund | R2 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFESX
MFS® Lifetime 2035 Fund | R3 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFETX
MFS® Lifetime 2035 Fund | R4 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFEUX
MFS® Lifetime 2035 Fund | R6 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFEKX
MFS® Lifetime 2040 Fund | A | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLFAX
MFS® Lifetime 2040 Fund | B | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLFBX
MFS® Lifetime 2040 Fund | C | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLFCX
MFS® Lifetime 2040 Fund | I | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLFIX
MFS® Lifetime 2040 Fund | R1 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLFEX
MFS® Lifetime 2040 Fund | R2 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLFGX
MFS® Lifetime 2040 Fund | R3 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLFHX
MFS® Lifetime 2040 Fund | R4 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLFJX
MFS® Lifetime 2040 Fund | R6 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MLFKX
MFS® Lifetime 2045 Fund | A | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTMAX
MFS® Lifetime 2045 Fund | B | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTMBX
MFS® Lifetime 2045 Fund | C | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTMDX
MFS® Lifetime 2045 Fund | I | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTMKX
MFS® Lifetime 2045 Fund | R1 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTMRX
MFS® Lifetime 2045 Fund | R2 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTMSX
MFS® Lifetime 2045 Fund | R3 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTMTX
MFS® Lifetime 2045 Fund | R4 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTMUX
MFS® Lifetime 2045 Fund | R6 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LTMLX
MFS® Lifetime 2050 Fund | A | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFFSX
MFS® Lifetime 2050 Fund | B | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFFRX
MFS® Lifetime 2050 Fund | C | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFFDX
MFS® Lifetime 2050 Fund | I | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFFIX
MFS® Lifetime 2050 Fund | R1 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFFMX
MFS® Lifetime 2050 Fund | R2 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFFNX
MFS® Lifetime 2050 Fund | R3 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFFOX
MFS® Lifetime 2050 Fund | R4 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFFPX
MFS® Lifetime 2050 Fund | R6 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFFKX
MFS® Lifetime 2055 Fund | A | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFIAX
MFS® Lifetime 2055 Fund | B | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFIBX
MFS® Lifetime 2055 Fund | C | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFICX
MFS® Lifetime 2055 Fund | I | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFIIX
MFS® Lifetime 2055 Fund | R1 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFIRX
MFS® Lifetime 2055 Fund | R2 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFISX
MFS® Lifetime 2055 Fund | R3 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFITX
MFS® Lifetime 2055 Fund | R4 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFIUX
MFS® Lifetime 2055 Fund | R6 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	LFIKX
MFS® Lifetime 2060 Fund | A | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFJAX
MFS® Lifetime 2060 Fund | B | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFJBX
MFS® Lifetime 2060 Fund | C | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFJCX
MFS® Lifetime 2060 Fund | I | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFJIX
MFS® Lifetime 2060 Fund | R1 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFJEX
MFS® Lifetime 2060 Fund | R2 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFJGX
MFS® Lifetime 2060 Fund | R3 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFJTX
MFS® Lifetime 2060 Fund | R4 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFJUX
MFS® Lifetime 2060 Fund | R6 | MFS® SERIES TRUST XII
Prospectus:
Trading Symbol	MFJKX